SHAREHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands					6 Months Ended
	Mar. 05, 2024 USD ($) shares	Mar. 04, 2024 shares	Mar. 01, 2024 USD ($) $ / shares shares	Jul. 14, 2023 USD ($)	Jun. 30, 2024 USD ($) vote $ / shares shares	Jun. 30, 2023 USD ($)
Class of Stock [Line Items]
Gross proceeds from shares sold | $					$ 14,463	$ 0
Number of options granted (in shares) | shares					249,201
Weighted average grant date fair value of options granted (in USD per share) | $ / shares					$ 5.80
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Number of awards granted (in shares) | shares					438,890
Weighted average grant date fair value of units granted (in USD per share) | $ / shares					$ 5.75
Class A Ordinary Shares
Class of Stock [Line Items]
Number of votes | vote					1
Class A Ordinary Shares | ATM Sales Agreement
Class of Stock [Line Items]
Value of shares available for issuance | $				$ 35,000
Number of shares sold (in shares) | shares					54,938
Gross proceeds from shares sold | $					$ 304
Net proceeds from shares sold | $					$ 293
Class A Ordinary Shares | Public Offering
Class of Stock [Line Items]
Number of shares sold (in shares) | shares			2,000,000
Gross proceeds from shares sold | $			$ 13,000
Price per share of shares sold to related party (in USD per share) | $ / shares			$ 6.50
Class A Ordinary Shares | Over-Allotment
Class of Stock [Line Items]
Number of shares sold (in shares) | shares		300,000
Period for option to purchase ordinary shares			20 days
Percentage of the number of ordinary shares sold			15.00%
Class A Ordinary Shares | Underwritten Public Offering and Over-Allotment Option
Class of Stock [Line Items]
Number of shares sold (in shares) | shares	2,300,000
Net proceeds from shares sold | $	$ 14,150
Class B Ordinary Shares
Class of Stock [Line Items]
Number of votes | vote					10
Percentage of outstanding shares representing an affirmative vote					1